CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Series G Preferred Shares [Member]
Offering costs	$ 14	$ 51	$ 121	$ 280